Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity

A summary of the option activity and related information follows (in thousands except weighted average exercise price):

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2024	787	$25.80	5.82	$3
Options granted	209	1.90
Options exercised	—	—
Options forfeited or cancelled	(90)	42.03
Outstanding at September 30, 2024	906	$18.90	5.99	$4
Exercisable at September 30, 2024	659	$19.94	4.79	$—

A summary of the 2019 Plan and 2023 Plan option activity and related information follows (in thousands except weighted average exercise price):

	Number of Options Outstanding	Weighted Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2023	996	$26.70	7.48	$4,840
Options granted	62	46.70
Options exercised	(218)	20.10
Options forfeited or cancelled	(53)	30.10
Outstanding at December 31, 2023	787	$25.80	5.82	$2,639
Exercisable at December 31, 2023	621	$19.60	5.16	$2,637

Summary of Restricted Stock Unit Activity

A summary of the restricted stock unit (RSU) activity and related information follows (in thousands except weighted average grant date fair value):

	Number of Units Outstanding	Weighted Average Grant-Date Fair Value
Balance at January 1, 2024	4	$18.00
Granted	34	$3.04
Vested and released	—	$—
Balance at September 30, 2024	38	$4.61
Vested and unreleased	38	$4.61
Outstanding at September 30, 2024	38	$4.61

A summary of the 2023 Plan restricted stock unit (RSU) activity and related information follows (in thousands except weighted average grant date fair value):

	Number of Units Outstanding	Weighted Average Grant-Date Fair Value
Balance at January 1, 2023	—	$—
Granted	4	$18.00
Vested	(4)	$18.00
Balance at December 31, 2023	—	$—
Vested and unreleased	4	$18.00
Outstanding at December 31, 2023	4	$18.00

Schedule of Stock-Based Compensation Expense

The Company recorded stock-based compensation expense in the following categories on the accompanying unaudited condensed consolidated statements of operations for the periods presented (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Research and development	$182	$242	$588	$838
General and administrative	509	867	1,743	2,785
Total stock-based compensation expense	$691	$1,109	$2,331	$3,623

Calidi recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the periods presented (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$1,075	$747
General and administrative	3,734	3,775
Total stock-based compensation expense	$4,809	$4,522

Schedule of Stock Options Valuation Assumptions

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Expected volatility	86.26%	84.97%	85.62%	89.23%
Risk-free interest rate	3.68%	3.92%	4.23%	3.74%
Expected option life (in years)	5.37	5.50	5.69	5.92
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

	Year Ended December 31,
	2023	2022
Expected volatility	88.76%	88.35%
Risk-free interest rate	3.81%	2.09%
Expected option life (in years)	5.80	6.00
Expected dividend yield	0.0%	0.0%